Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 NZD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 NZD ($)
RMB
Cash and cash equivalents	¥ 89,850	$ 13,083				¥ 162,855
Cash Equivalents [Member]
RMB
Cash and cash equivalents | ¥	89,850					162,855
CNY [Member] | Cash [Member]
RMB
Cash and cash equivalents | ¥	62,727					47,321
CNY [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents | ¥	¥ 62,727					¥ 47,321
Hong Kong dollars [Member] | Cash [Member]
RMB
Cash and cash equivalents			$ 7					$ 39
Hong Kong dollars [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents			$ 6					$ 31
USD [Member] | Cash [Member]
RMB
Cash and cash equivalents		3,946					$ 18,133
USD [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		$ 27,114					$ 115,110
EUR [Member] | Cash [Member]
RMB
Cash and cash equivalents | €				€ 0					€ 55
EUR [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents | €				€ 2					€ 392
NZD | Cash [Member]
RMB
Cash and cash equivalents					$ 0					$ 0
NZD | Cash Equivalents [Member]
RMB
Cash and cash equivalents					$ 1					$ 1